Reconciliation of Differences Between Statutory Tax Rate and Effective Income Tax Rate (Detail) - Japanese Tax Authority	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Reconciliation of Statutory Federal Tax Rate [Line Items]
Statutory tax rate	35.20%	37.60%	37.60%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	1.50%	2.20%	0.60%
Deferred tax liabilities on undistributed earnings of foreign subsidiaries	1.00%	1.50%	1.80%
Deferred tax liabilities on undistributed earnings of affiliated companies accounted for by the equity method	2.50%	3.00%	4.10%
Valuation allowance	(0.50%)	(4.30%)	1.70%
Tax credits	(5.30%)	(6.50%)	(3.10%)
The difference between the statutory tax rate in Japan and that of foreign subsidiaries	(2.40%)	(3.20%)	(4.80%)
Unrecognized tax benefits adjustments	3.20%	0.00%	0.10%
Revision to reduce deferred tax assets and liabilities at the fiscal year-end due to changes in tax rates	(1.90%)	0.90%	0.00%
Other	(2.40%)	0.30%	1.30%
Effective income tax rate	30.90%	31.50%	39.30%